(Impairments)/reversal of impairments (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R) R / oz	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	R (38,492)	R (1)	R (5,120)
Impairment of intangible assets	(86)	0	0
Impairment of goodwill	(8,435)	0	0
Impairment of investment in equity-accounted investee	47,013
Other reversal of impairment	0	7	0
Total (impairments)/reversal of impairments	(47,454)	6	(5,148)
PPE impairment of joint venture	1,384	(145)	(12)
Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	(16,844)
Mimosa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	(1,864)
Impairment of investment in equity-accounted investee	R 423	0	0
Decrease in useful life	5.30%
PPE impairment of joint venture	R 1,384
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	26,632
Nominal discount rate	31.20%
Recoverable amount	R 2,757
Mimosa | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine	11 years
Right-of-use assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mining assets	R 0	0	(28)
Investment in equity-accounted investee
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of investment in equity-accounted investee	423	0	0
Impairment of loan to equity-accounted investee	R (18)	R 0	R 0